DEBT - Secured Subordinated loan (Details) - USD ($)						1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 06, 2022	Dec. 02, 2022	Aug. 26, 2022	Jun. 29, 2022	May 09, 2022	Oct. 31, 2023	Nov. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt
Gain (loss) on extinguishment of debt								$ (9,743,043)	$ (9,743,043)	$ (192,731)	$ (2,597,842)
Outstanding balance of notes								$ 199,008	$ 199,008		244,618
Repayments of debt										$ 75,000	75,000
Proceeds from convertible debt											$ 27,452,121
Convertible notes payable
Debt
Proceeds from convertible debt			$ (30,000,000)
Series A redeemable convertible preferred stock
Debt
Issuance of Series A Convertible Preferred Stock (in shares)					10,029	900			9,526
Conversion of convertible securities					1,002,869
Series B Redeemable Convertible Preferred Stock
Debt
Issuance of Series A Convertible Preferred Stock (in shares)											161,112
Secured subordinated loan
Debt
Interest rate per annum				14.00%
Additional interest rate				6.00%
Debt installment payments				$ 100,000
Gain (loss) on extinguishment of debt				$ 192,731
Percent of conversion premium				14.00%
Interest expense											$ 101,548
Secured subordinated loan | Maximum
Debt
Equipment financing arrangements to purchase capital equipment				$ 2,000,000
Convertible Bridge Loan Advance
Debt
Equipment financing arrangements to purchase capital equipment				$ 2,000,000
Interest rate per annum				14.00%
Additional interest rate				6.00%
Debt installment payments				$ 100,000
Proceeds from debt							$ 2,000,000
Subordinated Debt
Debt
Equipment financing arrangements to purchase capital equipment			$ 2,547,879
Gain (loss) on extinguishment of debt											(2,405,111)
Interest expense											$ 47,046	$ 89,750
Debt conversion	80,000	80,000
Debt instrument converted bonus	65,604	65,604
Number of common stock shares, called by warrants			296,456
Repayments of debt	$ 9,719,135				$ 9,719,135
Subordinated Debt | Series B Redeemable Convertible Preferred Stock
Debt
Warrants holders cashless price	161,112				161,112